Transactions with related parties (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions	Related-party transactions were undertaken as follows:

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023	12/31/2022	09/30/2023		12/31/2022
Assets	9,659	4,397	690,009	572,115	16,059	16,063	974,653	1,860,959	1,690,380		2,453,534
Loans and advances to customers	9,659	4,397	—	4	16,059	16,063	485,425	632,408	511,143		652,872
Amounts due from financial institutions	—	—	690,009	572,111	—	—	489,228	1,228,551	1,179,237	—	1,800,662

Liabilities	(7,792)	(24,736)	(18)	(7)	(18,130)	(15,031)	(89,461)	(122,576)	(115,401)		(162,350)
Liabilities with customers - Demand deposits	(493)	(1,350)	(9)	(7)	(897)	(981)	(5,332)	(10,324)	(6,731)		(12,662)
Liabilities with customers - Term deposits	(7,299)	(23,386)	(9)	—	(17,233)	(14,050)	(84,129)	(112,252)	(108,670)		(149,688)

	Parent Company (a)		Associates (b)		Key management personnel (c)		Other related parties (d)		Total
	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Loss for the period	(1,709)	(12,527)	—	(9,788)	(871)	(11,043)	(2,169)	(154,115)	(4,749)	(187,473)
Interest income	—	—	—	10,893	1,018	—	7,547	—	8,565	10,893
Interest expenses	(1,708)	(12,527)	—	(6,003)	(1,889)	(10,297)	(7,154)	(148,899)	(10,751)	(177,726)
Other administrative expenses	(1)	—	—	(14,678)	—	(746)	(2,562)	(5,216)	(2,563)	(20,640)
(a)    Inter & Co is directly controlled by Costellis International Limited, SBLA Holdings and Hottaire;
(b)     Entities with significant influence by Inter & Co;
(c)     Directors and members of the Board of Directors of Inter & Co; and
(d)     Any immediate family members of key management personnel or companies controlled by them, including: companies which are controlled by immediate family members of the controlling shareholder of Inter & Co; companies over which the controlling shareholder or his/hers immediate family members have significant influence; other investors that have significant influence over Inter & Co and their close family members.